Organization and Principal Activities - Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Shanghai Juxiang Investment Management Consulting Co., Ltd. ("Shanghai Juxiang")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2013
Percentage of Ownership	100.00%
Baoyi Investment Consulting (Shanghai) Co., Ltd. ("Baoyi")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2015
Percentage of Ownership	100.00%
Jupai HongKong Investment Limited ("Jupai Hong Kong")
Subsidiaries
Date of Incorporation/acquisition	Aug. 21, 2012
Percentage of Ownership	100.00%
Shanghai Baoyixuan Investment Management Center (Limited Partnership) ("Baoyixuan")
Subsidiaries
Date of Incorporation/acquisition	Dec. 24, 2015
Percentage of Ownership	100.00%
Shanghai Jupai | Juzhou Asset Management (Shanghai) Co., Ltd. ("Juzhou")
Subsidiaries
Date of Incorporation/acquisition	May 17, 2013
Percentage of Ownership	85.00%
Shanghai Jupai | Shanghai Jupeng Asset Management Co., Ltd. ("Jupeng")
Subsidiaries
Date of Incorporation/acquisition	Jun. 08, 2015
Percentage of Ownership	85.00%
Shanghai Jupai | Shanghai Jupai Yumao Fund Sales Co., Ltd. ("Yumao")
Subsidiaries
Date of Incorporation/acquisition	Feb. 26, 2014
Percentage of Ownership	100.00%
Shanghai Jupai | Shanghai Yubo Investment Management Co., Ltd. ("Yubo")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2015
Percentage of Ownership	100.00%
Shanghai E-Cheng | Shanghai Yidezhen Investment Management Center (Limited Partnership) ("Yidezhen")
Subsidiaries
Date of Incorporation/acquisition	Jul. 16, 2015
Percentage of Ownership	100.00%